Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Mar. 31, 2023
Warrants [Line Items]
Warrants (in Shares)	400,000			400,000
Price per share	$ 3			$ 3
Percentage of gross proceeds				60.00%
Volume weighted average price				$ 9.2
Adjustment of exercise price of warrants based on market value and newly issued price percentage				180.00%
Redemption trigger price				$ 18
Warrant price adjustment (in Dollars)	$ (661)			$ (661)
Recognized liability (in Dollars)	150			150
Estimated fair value (in Dollars)	630			630
Non-cash losses (in Dollars)	420			480
Changes in fair value (in Dollars)	$ 526			526
Cash proceeds (in Dollars)				3,286	$ 6,897
Fair value of selling and administrative expenses (in Dollars)				$ 1,598
Public Warrants [Member]
Warrants [Line Items]
Warrants (in Shares)	6,000,000			6,000,000
Price per share	$ 0.01			$ 0.01
Private Warrant [Member]
Warrants [Line Items]
Warrants (in Shares)	3,400,000			3,400,000
Sponsor [Member]
Warrants [Line Items]
Warrants (in Shares)	400,000			400,000
Warrants [Member]
Warrants [Line Items]
Warrants (in Shares)			300,000
Price per share	$ 0.01			$ 0.01
Adjustment of exercise price of warrants based on market value and newly issued price percentage				115.00%
Common Stock [Member]
Warrants [Line Items]
Price per share	$ 0.01			$ 0.01
Common Stock [Member] | Warrants [Member]
Warrants [Line Items]
Price per share		$ 3			$ 3
Legacy Mobix [Member]
Warrants [Line Items]
Warrants (in Shares)	51,020			51,020
Price per share	$ 0.01			$ 0.01
PIPE Subscription Agreement [Member]
Warrants [Line Items]
Price per share	0.01			0.01
PIPE Subscription Agreement [Member] | Warrants [Member]
Warrants [Line Items]
Cash proceeds (in Dollars)			$ 900
PIPE Subscription Agreement [Member] | Maximum [Member]
Warrants [Line Items]
Price per share	11.5			11.5
Redemption trigger price				18
PIPE Subscription Agreement [Member] | Minimum [Member]
Warrants [Line Items]
Price per share	$ 5.79			5.79
Redemption trigger price				$ 9.06
Investor [Member]
Warrants [Line Items]
Warrants (in Shares)	27,413			27,413
Price per share	$ 0.01			$ 0.01
Legacy Mobix [Member]
Warrants [Line Items]
Price per share	0.01			$ 0.01
Liability fair value of warrants (in Dollars)				$ 206
Class A Common Stock [Member]
Warrants [Line Items]
Warrants (in Shares)		300,000			300,000
Price per share	$ 18			$ 18
Warrant price adjustment (in Dollars)	$ (608)			$ (600)
Issue warrants (in Shares)				103,000
Class A Common Stock [Member] | Public Warrants [Member]
Warrants [Line Items]
Price per share	$ 11.5			$ 11.5
Class A Common Stock [Member] | Warrants [Member]
Warrants [Line Items]
Warrants (in Shares)	130,000			130,000
Price per share	$ 0.01			$ 0.01
Legacy Mobix Warrants [Member]
Warrants [Line Items]
Warrants (in Shares)	373,031			373,031
Legacy Mobix Warrants [Member] | Class A Common Stock [Member]
Warrants [Line Items]
Warrants (in Shares)	369,671			369,671